Qualitative and Quantitative Information on Financial Risks - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Financial liabilities	€ 1,505,536	€ 1,494,940
Interest rate risk [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial liabilities	€ 323,816	274,336
Percentage of increase in short-term interest rates on such floating rate non-current financial liabilities	20.00%
Increase in financial expenses	€ 332	742
Percentage of decrease in short-term interest rates on such floating rate non-current financial liabilities	20.00%
Decrease in financial expense	€ 69	359
Bottom of range [member] | Foreign Currency Risk [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of hedges arrange to forecast sales in foreign currencies	50.00%
Bottom of range [member] | Interest rate risk [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial liabilities, at fair value	€ 2,412	€ 5,515
Top of range [member] | Foreign Currency Risk [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of hedges arrange to forecast sales in foreign currencies		60.00%